Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent events

NOTE 17 – SUBSEQUENT EVENTS

In July 2022, Navios Partners agreed to enter into a new credit facility with a commercial bank for a total amount of up to $86,240 in order to finance the acquisition of two newbuilding 5,300 TEU containerships. The credit facility will mature seven years after the drawdown and will bear interest at SOFR plus 200 bps per annum. The facility remains subject to completion of definitive documentation and is expected to close in the third quarter of 2022.

On July 26, 2022, Navios Partners agreed to acquire a 36-vessel drybulk fleet for a gross purchase price of $835,000, including the assumption of $441,641 of bank liabilities, bareboat obligations and finance leasing obligations, subject to debt and working capital adjustments, from Navios Holdings. The fleet consists of 26 owned vessels and 10 chartered-in vessels (all with purchase options). On July 29, 2022, 15 of the 36 vessels were delivered to Navios Partners. On September 8, 2022, the remaining 21 vessels were delivered to Navios Partners.

In July 2022, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $100,000 of the Company’s common units. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and financial and other considerations, including working capital and planned or anticipated growth opportunities. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically.

In September 2022, Navios Partners entered into a new credit facility with a commercial bank for a total amount up to $210,000 in order to refinance indebtness secured on 15 drybulk vessels and five containerships. The credit facility matures in the second quarter of 2025 and bears interest at SOFR plus 250 bps per annum.

On September 6, 2022, Navios Partners agreed to sell the Navios Camelia, a 2009-built Panamax vessel of 75,162 dwt to an unrelated third party for a sale price of $15,000. The sale is expected to be completed during the fourth quarter of 2022.